Financial Assets/Liabilities at Fair Value through Profit or Loss	12 Months Ended
Dec. 31, 2020
Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Disclosure of financial instruments at fair value through profit or loss [text block]

Notes to the consolidated balance sheet

01 – Financial assets/liabilities at fair value through profit or loss

in € m.	Dec 31, 2020	Dec 31, 2019
Financial assets classified as held for trading:
Trading assets:
Trading securities	97,756	97,986
Other trading assets[1]	10,173	12,889
Total trading assets	107,929	110,875
Positive market values from derivative financial instruments	343,493	332,931
Total financial assets classified as held for trading	451,422	443,805
Non-trading financial assets mandatory at fair value through profit or loss:
Securities purchased under resale agreements	46,057	53,366
Securities borrowed	17,009	17,918
Loans	2,192	3,174
Other financial assets mandatory at fair value through profit or loss	10,864	12,443
Total Non-trading financial assets mandatory at fair value through profit or loss	76,121	86,901
Financial assets designated at fair value through profit or loss:
Loans	437	7
Other financial assets designated at fair value through profit or loss	0	0
Total financial assets designated at fair value through profit or loss	437	7
Total financial assets at fair value through profit or loss	527,980	530,713

[1]Includes traded loans of € 8.3 billion and € 12.3 billion at December 31, 2020 and 2019 respectively.

in € m.	Dec 31, 2020	Dec 31, 2019
Financial liabilities classified as held for trading:
Trading liabilities:
Trading securities	43,882	36,692
Other trading liabilities	434	373
Total trading liabilities	44,316	37,065
Negative market values from derivative financial instruments	327,775	316,506
Total financial liabilities classified as held for trading	372,090	353,571
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	41,636	42,723
Loan commitments	2	1
Long-term debt	3,374	4,761
Other financial liabilities designated at fair value through profit or loss	1,570	2,847
Total financial liabilities designated at fair value through profit or loss	46,582	50,332
Investment contract liabilities	526	544
Total financial liabilities at fair value through profit or loss	419,199	404,448

Financial assets & liabilities designated at fair value through profit or loss

The Group has designated various lending relationships at fair value through profit or loss. Lending facilities consist of drawn loan assets and undrawn irrevocable loan commitments. The maximum exposure to credit risk on a drawn loan is its fair value. The Group’s maximum exposure to credit risk on drawn loans was € 437 million and € 7 million as of December 31, 2020, and 2019, respectively. Exposure to credit risk also exists for undrawn irrevocable loan commitments and is predominantly counterparty credit risk.

The credit risk on the securities purchased under resale agreements and securities borrowed designated under the fair value option is mitigated by the holding of collateral. The valuation of these instruments takes into account the credit enhancement in the form of the collateral received. As such there is no material movement during the year or cumulatively due to movements in counterparty credit risk on these instruments.

Changes in fair value of financial assets attributable to movements in counterparty credit risk

in € m.	Dec 31, 2020	Dec 31, 2019
Notional value of financial assets exposed to credit risk	439	0
Annual change in the fair value reflected in the Statement of Income	(8)	0
Cumulative change in the fair value	(8)	0
Notional of credit derivatives used to mitigate credit risk	166	0
Annual change in the fair value reflected in the Statement of Income	8	0
Cumulative change in the fair value	8	0

Changes in fair value of financial liabilities attributable to movements in the Group’s credit risk[1]

in € m.	Dec 31, 2020	Dec 31, 2019
Presented in Other comprehensive Income
Cumulative change in the fair value	(12)	(34)
Presented in Statement of income
Annual change in the fair value reflected in the Statement of Income	0	0
Cumulative change in the fair value	0	0

[1]The fair value of a financial liability incorporates the credit risk of that financial liability. Changes in the fair value of financial liabilities issued by consolidated structured entities have been excluded as this is not related to the Group’s credit risk but to that of the legally isolated structured entity, which is dependent on the collateral it holds.

Transfers of the cumulative gains or losses within equity during the period

in € m.	Dec 31, 2020	Dec 31, 2019
Cumulative gains or losses within equity during the period	0	0

Amounts realized on derecognition of liabilities designated at fair value through profit or loss

in € m.	Dec 31, 2020	Dec 31, 2019
Amount presented in other comprehensive income realized at derecognition	0	0

The excess of the contractual amount repayable at maturity over the carrying value of financial liabilities[1]

in € m.	Dec 31, 2020	Dec 31, 2019
Including undrawn loan commitments²	963	873
Excluding undrawn loan commitments	159	357

[1]Assuming the liability is extinguished at the earliest contractual maturity that the Group can be required to repay. When the amount payable is not fixed, it is determined by reference to conditions existing at the reporting date.

[2]The contractual cash flows at maturity for undrawn loan commitments assume full drawdown of the facility.